Financial expense - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial expense
Increase (Decrease) In Finance Expense	€ 6,400	€ 1,300
Financial expense	11,519	5,070	€ 3,729
Increase (Decrease) in finance expense due to changes in exchange results	2,500
Increase (Decrease) in finance expense due to changes in interest and bank charges.	700
Exchange differences	5,422	2,744	€ 2,432
Realized foreign exchange loss	3,700	1,600
Unrealized Foreign Exchange Loss	€ 1,800	€ 1,100
Appreciation of euro, percentage	13.00%